Hedge accounting (Detail 1.1) - Fair value hedges - Fair value hedges of interest rate risk - Hedging instruments: Interest rate swaps - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Hedge Accounting [Line Items]
Nominal amount	$ 65,257	$ 63,816
Derivative financial assets	33	27
Derivative financial liabilities		1
Hedged items: Debt issued measured at amortized cost
Carrying amount	67,379	63,785
of which: accumulated amount of fair value hedge adjustment	1,099	(298)
UBS AG
Disclosure Of Hedge Accounting [Line Items]
Nominal amount	65,257	63,816
Derivative financial assets	33	27
Derivative financial liabilities		1
Hedged items: Debt issued measured at amortized cost
Carrying amount	26,120	28,139
of which: accumulated amount of fair value hedge adjustment	574	282
Hedged Item Funding From UBS Group And Its Subsidiaries [Abstract]
Carrying amount	41,258	35,647
of which: accumulated amount of fair value hedge adjustment	$ 525	$ (580)